INVESTORS LIFE INSURANCE COMPANY
OF NORTH AMERICA
(Herein called Investors Life)

SEPARATE ACCOUNT II

(formerly INA/PUTNAM SEPARATE ACCOUNT)
FINANCIAL STATEMENTS

December 31, 2025

This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account II variable annuity contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of such variable annuity contracts.

Investors Life Insurance Company of North America
Administrative Offices: Austin, Texas

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Investors Life Insurance Company of North America and
Policyholders of Investors Life Insurance Company of North America Separate Account II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities for each of the divisions of Investors Life Insurance Company of North America Separate Account II (the “Separate Account”) listed in Appendix A, as of December 31, 2025 and 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the divisions of the Separate Account as of December 31, 2025 and 2024, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the years ended December 31, 2023, 2022, and 2021 were audited by predecessor auditors whose report, dated February 16, 2024, expressed an unqualified opinion on such information.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 16, 2026

We have served as the auditor of Investors Life Insurance Company of North America Separate Account II since 2024.

Investors Life Insurance Company of North America Separate Account II	APPENDIX A

Division	Statement of Net Assets as of	Statement of Operations for the Year ended	Statement Of Changes in Net Assets for the Two Years ended	Financial Highlights for the Two Years Ended
Putnam Money Market Fund Qualified	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Putnam Money Market Fund Non- Qualified	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Putnam High Yield Fund Non- Qualified	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Putnam Large Cap Value Fund Qualified	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Putnam Income Fund Non-Qualified	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Putnam Variable Trust Money Market Fund Non-Qualified	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Putnam Variable Trust Large Cap Value Fund Non-Qualified	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Putnam Variable Trust Income Fund Non-Qualified	December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Net Assets

December 31, 2025

	PUTNAM DIVISIONS
	Money Market Fund	Money Market Fund	High Yield Fund	Large Cap Value Fund	Income Fund
	Qualified	Non-Qualified	Non-Qualified	Qualified	Non-Qualified
ASSETS:
Investments, at fair value	$10,356	153,596	60,171	-	22,297
Total assets	$10,356	153,596	60,171	-	22,297
NET ASSETS:
Accumulation units	$10,356	153,596	60,171	-	22,297
Total net assets	$10,356	153,596	60,171	-	22,297
FUND SHARE INFORMATION
Number of shares	10,356	153,596	11,142	-	4,356

Cost of investments	$10,356	153,596	64,761	-	29,228
UNITS OUTSTANDING	2,592	38,056	4,527	-	1,795

ACCUMULATION UNIT VALUE	$4.00	4.04	13.29	-	12.42

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Income Fund
	Non-Qualified	Non-Qualified	Non-Qualified
ASSETS:
Investments, at fair value	$377,832	1,728,522	460,104
Total assets	$377,832	1,728,522	460,104

NET ASSETS:
Accumulation units	$377,832	1,728,522	460,104
Total net assets	$377,832	1,728,522	460,104

FUND SHARE INFORMATION
Number of shares	377,832	47,578	55,434

Cost of investments	$377,832	1,141,269	784,592

UNITS OUTSTANDING	114,543	62,757	55,355

ACCUMULATION UNIT VALUE	$3.30	27.54	8.31

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Operations

Year Ended December 31, 2025

	PUTNAM DIVISIONS
	Money Market Fund	Money Market Fund	High Yield Fund
	Qualified	Non-Qualified	Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$409	6,021	3,465

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	97	1,431	548
Net investment income (loss)	312	4,590	2,917

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	-	-	-
Realized gains (losses) on fund shares	-	-	1
Net realized gains (losses)	-	-	1
Change in unrealized gains and (losses)	-	-	1,305
Net realized and change in unrealized gains (losses) on investments	-	-	1,306

Increase (Decrease) in Net Assets from Operations	$312	4,590	4,223

	Large Cap Value Fund	Income Fund
	Qualified	Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$-	1,064

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	27	216
Net investment income (loss)	(27)	848

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	-	-
Realized gains (losses) on fund shares	13,356	(233)
Net realized gains (losses)	13,356	(233)
Change in unrealized gains and (losses)	(12,160)	814
Net realized and change in unrealized gains (losses) on investments	1,196	581

Increase (Decrease) in Net Assets from Operations	$1,169	1,429

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Operations

Year Ended December 31, 2025

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Income Fund
	Non-Qualified	Non-Qualified	Non-Qualified
Net Investment Income (Loss)
Investment Income:
Dividends	$22,895	26,314	22,115

Expenses:
Mortality risk and expense fees guarantees (Notes 1 and 3)	5,574	15,463	4,237
Net investment income (loss)	17,321	10,851	17,878

Net Realized and Unrealized Gains (Losses) on Investments
Realized gain distributions	-	108,538	-
Realized gains (losses) on fund shares	-	33,961	130
Net realized gains (losses)	-	142,499	130
Change in unrealized gains and (losses)	-	138,739	9,857
Net realized and change in unrealized gains (losses) on investments	-	281,238	9,987

Increase (Decrease) in Net Assets from Operations	$17,321	292,089	27,865

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Changes in Net Assets

Year Ended December 31, 2025

	PUTNAM DIVISIONS
	Money Market Fund	Money Market Fund	High Yield Fund
	Qualified	Non-Qualified	Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$312	4,590	2,917
Net realized gains (losses)	-	-	1
Change in unrealized gains (losses)	-	-	1,305
Net increase (decrease) in net assets from operations	312	4,590	4,223

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-
Contract surrenders	(569)	(14)	(16)
Benefit payment to annuitants	-	-	-
Net increase (decrease) from policy transactions	(569)	(14)	(16)
Net increase (decrease) in net assets	(257)	4,576	4,207

Net Assets:
Net assets at December 31, 2024	10,613	149,020	55,964
Net assets at December 31, 2025	$10,356	153,596	60,171

Year Ended December 31, 2024

	PUTNAM DIVISIONS
	Money Market Fund	Money Market Fund	High Yield Fund
	Qualified	Non-Qualified	Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$416	5,818	3,698
Net realized gains (losses)	-	-	5
Change in unrealized gains (losses)	-	-	(123)
Net increase (decrease) in net assets from operations	416	5,818	3,580

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-
Contract surrenders	(553)	(13)	(12)
Benefit payment to annuitants	-	-	-
Net increase (decrease) from policy transactions	(553)	(13)	(12)
Net increase (decrease) in net assets	(137)	5,805	3,568

Net Assets:
Net assets at December 31, 2023	10,750	143,215	52,396
Net assets at December 31, 2024	$10,613	149,020	55,964

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Changes in Net Assets

Year Ended December 31, 2025

	Large Cap Value Fund	Income Fund
	Qualified	Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$(27)	848
Net realized gains (losses)	13,356	(233)
Change in unrealized gains (losses)	(12,160)	814
Net increase (decrease) in net assets from operations	1,169	1,429

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-
Contract surrenders	(5)	-
Benefit payment to annuitants	(21,220)	(2,563)
Net increase (decrease) from policy transactions	(21,225)	(2,563)
Net increase (decrease) in net assets	(20,056)	(1,134)

Net Assets:
Net assets at December 31, 2024	20,056	23,431
Net assets at December 31, 2025	$-	22,297

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Changes in Net Assets

Year Ended December 31, 2024

	Large Cap Value Fund	Income Fund
	Qualified	Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$32	937
Net realized gains (losses)	2,278	628
Change in unrealized gains (losses)	1,051	(1,055)
Net increase (decrease) in net assets from operations	3,361	510

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-
Contract surrenders	-	-
Benefit payment to annuitants	(2,694)	(2,730)
Net increase (decrease) from policy transactions	(2,694)	(2,730)
Net increase (decrease) in net assets	667	(2,220)

Net Assets:
Net assets at December 31, 2023	19,389	25,651
Net assets at December 31, 2024	$20,056	23,431

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Changes in Net Assets

Year Ended December 31, 2025

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Income Fund
	Non-Qualified	Non-Qualified	Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$17,321	10,851	17,878
Net realized gains (losses)	-	142,499	130
Change in unrealized gains (losses)	-	138,739	9,857
Net increase (decrease) in net assets from operations	17,321	292,089	27,865

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-
Contract surrenders	(235,868)	(297,476)	(58)
Benefit payment to annuitants	(1,967)	-	(1,019)
Net increase (decrease) from policy transactions	(237,835)	(297,476)	(1,077)
Net increase (decrease) in net assets	(220,514)	(5,387)	26,788

Net Assets:
Net assets at December 31, 2024	598,346	1,733,909	433,316
Net assets at December 31, 2025	$377,832	1,728,522	460,104

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Statement of Changes in Net Assets

Year Ended December 31, 2024

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Income Fund
	Non-Qualified	Non-Qualified	Non-Qualified
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$25,069	17,859	20,053
Net realized gains (losses)	-	60,751	257
Change in unrealized gains (losses)	-	190,077	(13,417)
Net increase (decrease) in net assets from operations	25,069	268,687	6,893

Increase (Decrease) in Net Assets From Policy Transactions:
Net contract transfers in and transfers out (Note 3)	-	-	-
Contract surrenders	(99,606)	(140)	(59)
Benefit payment to annuitants	(2,114)	-	(4,318)
Net increase (decrease) from policy transactions	(101,720)	(140)	(4,377)
Net increase (decrease) in net assets	(76,651)	268,547	2,516

Net Assets:
Net assets at December 31, 2023	674,997	1,465,362	430,800
Net assets at December 31, 2024	$598,346	1,733,909	433,316

The accompanying notes are an integral part of these financial statements.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2025

Note 1. Organization

Investors Life Insurance Company of North America (“Investors Life”), a wholly owned subsidiary of Arcus Holdings, Inc., established Investors Life Insurance Company of North America – Separate Account II (the “Separate Account”) as a unit investment trust registered under the Investment Company Act of 1940, as amended. The Separate Account currently has four specific Putnam Divisions which correspond to four Putnam mutual funds (the “Putnam Funds”) and three Putnam Variable Trust Divisions which correspond to three portfolios of the Putnam Variable Trust (and, collectively, the “Funds”). Each Putnam Division may contain two subdivisions, one for the allocation of tax-qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Amounts allocated to the Separate Account for variable annuity contracts can be invested by Investors Life in up to three of the following mutual funds: Putnam Money Market Fund, Putnam High Yield Fund, Putnam Large Cap Value Fund and Putnam Income Fund (the “Putnam Divisions”). In addition, variable annuity contract values transferred as a result of Revenue Ruling 81-225 (the “Ruling”) (see Note 5), can be invested in up to three of the following portfolios of Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Large Cap Value Fund and Putnam Variable Trust Income Fund (the “Putnam Variable Trust Divisions”). The contract owners’ equity of each subdivision of the Separate Account is affected by the investment results of the appropriate Putnam Fund or Putnam Variable Trust Fund, shares designated for the subdivision, the mortality risk and expense fees guarantees assessed on Separate Account assets (see Note 3) and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the “Code”), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

Following is a summary of the significant accounting policies of the Separate Account: (a) investments are carried at fair value as discussed in Note 9; (b) investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date; and (c) the cost of investments sold is determined on the last-in, first-out method. Investment valuations are subject to change based on underlying market conditions. See Notes 4 through 6 with respect to income taxes. The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these amounts.

The Separate Account is engaged in a single line of business as a registered unit investment trust and is divided into various subaccounts for variable annuity contracts with the assets owned by the contract owners. Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the chief operating decision maker (“CODM”) manages the activities of the Separate Account using information of each subaccount. The accounting policies of the segments are the same as those described in the summary of significant accounting policies.

The subaccounts have identified the Chief Financial Officer as the CODM, as the Separate Account does not have employees and is not a separate legal entity. The CODM uses increase (decrease) in net assets resulting from operations to monitor the performance of each of the subaccounts within the Separate Account. The measure of segment assets is reported on the Statement of Net Assets as Total Net Assets. Refer to the Statements of Operations and Changes in Net Assets for each subaccount’s operating segment results and related footnotes. All revenue is generated in the United States and there is no customer greater than 10% of the results for all periods presented.

The Separate Account qualifies as an investment company as defined by the Financial Accounting Standards Board’s Accounting Standards Codification Topic 946 and, accordingly, the Separate Account follows the accounting and reporting guidance contained therein. The Separate Account’s status as an investment company has not changed during the year ended December 31, 2025. The Separate Account has not provided financial support to any investee during the year ended December 31, 2025, and the Separate Account has no contractual obligations to provide financial support to any investee.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2025
Note 3. Contract Owner Transactions

Contract owners have limited rights to transfer their contract values between Separate Account Divisions. Certain contract owners affected by Revenue Ruling 81-225 have limited rights to transfer their contract values to Divisions for which one of the portfolios of Putnam Variable Trust serves as the underlying investment vehicle (see Note 5) and to transfer from and to the General Account of Investors Life. There were no transfers for the years ended December 31, 2025 and December 31, 2024.

Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charges of 0.95% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to investment income and capital gains on the assets of the Separate Account when used to determine contract values. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Code so warrant.

Note 5. Effect of Revenue Ruling 81-225

The Ruling was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds shares of mutual funds which also offer their shares to the public independently. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, or where the contract owner may initially allocate, and subsequently reallocate, the contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981, which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

As a result, Investors Life suspended new contract sales utilizing the Putnam Divisions. A former affiliate of Investors Life sponsored the creation of a new money market mutual fund called INA Annuity Fund, Inc. This fund became the CIGNA Annuity Fund, Inc. Money Market portfolio late in 1982 and three additional portfolios were introduced. In October 1985, the CIGNA Annuity Fund, Inc. was reorganized as the CIGNA Annuity Funds Group (“CIGNA Funds”) pursuant to a plan of reorganization approved by shareholders of the fund. Contract owners who transferred their Putnam Divisions contract values to the CIGNA Funds cannot later reverse the transfer back to any of the Putnam Divisions.

As of April 18, 1995, shares of the Putnam Variable Trust Divisions were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. Investors Life obtained an order from the U.S. Securities and Exchange Commission approving the provisions of the substitution. Thereafter, the proposal was submitted to contractholders for their approval, in accordance with the provisions of the variable annuity contracts. The substitution of shares of certain portfolios of Putnam Variable Trust Divisions as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life’s exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of Putnam Variable Trust Divisions.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2025
The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the year ended December 31, 2025 and units outstanding at December 31, 2025 were as follows:

	PUTNAM DIVISIONS
	Money Market Fund	Money Market Fund	High Yield Fund	Large Cap Value Fund	Income Fund
	Qualified	Non-Qualified	Non-Qualified	Qualified	Non-Qualified
Unit outstanding at December 31, 2024	2,738	38,059	4,528	379	2,009
Units purchased and transfers in	-	-	-	-	-
Units sold and transfers out	(146)	(3)	(1)	(379)	(214)
Units outstanding at December 31, 2025	2,592	38,056	4,527	0	1,795

	PUTNAM VARIABLE TRUST DIVISIONS
	Putnam Variable Trust Money Market Fund	Putnam Variable Trust Large Cap Value Fund	Putnam Variable Trust Income Fund
	Non-Qualified	Non-Qualified	Non-Qualified
Unit outstanding at December 31, 2024	186,779	75,253	55,488
Units purchased and transfers in	-	-	-
Units sold and transfers out	(72,236)	(12,496)	(133)
Units outstanding at December 31, 2025	114,543	62,757	55,355

The accumulation units for four of the subdivisions include units applicable to contract owners who are “on benefit annuitants.” At December 31, 2025, the number of accumulation units, the aggregate value of the subdivisions’ equity and the number of monthly annuity units and value per unit of “on benefit annuitants” are as follows:

	Accumulation Units	Aggregate Value	Monthly Annuity Units	Annuity Unit Value
Income Fund - Non-Qualified	1,795	$22,297	270	$2.82
Putnam Variable Trust Money Market Fund - Non-Qualified	5,514	$18,189	477	$0.67
Putnam Variable Trust Income Fund – Non-Qualified	1,423	$11,828	83	$1.64

The number of monthly annuity units and related annuity unit value is calculated based upon the expected payout period as computed according to the Progressive Annuity Table with interest at the rate of 3 1/2% per annum. The mortality risk is fully borne by Investors Life and may result in additional amounts being transferred into the Separate Account by Investors Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Investors Life.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2025
Note 8. Financial Highlights - Expense Ratios and Investment Income Ratios

A summary of unit values and units outstanding for variable annuity contracts, net assets, expense ratios, investment income ratios, and total return ratios, excluding expenses of the underlying funds and expenses charged through redemption of units, for each of the periods ended below were as follows:

PUTNAM DIVISIONS

Money Market Fund Qualified								Money Market Fund Non-Qualified

			Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/25	2,592	$4.00	$10	0.95%	4.01%	3.06%	12/31/25	38,056	$4.04	$154	0.95%	4.00%	3.05%
12/31/24	2,738	$3.88	$11	0.95%	4.90%	3.95%	12/31/24	38,059	$3.92	$149	0.95%	4.96%	4.01%
12/31/23	2,886	$3.72	$11	0.95%	4.83%	3.88%	12/31/23	38,062	$3.76	$143	0.95%	4.85%	3.90%
12/31/22	3,035	$3.58	$11	0.95%	1.42%	0.47%	12/31/22	38,066	$3.62	$138	0.95%	1.26%	0.31%
12/31/21	3,186	$3.57	$11	0.95%	0.01%	-0.94%	12/31/21	52,699	$3.60	$190	0.95%	0.01%	-0.94%

High Yield Fund Non-Qualified									Large Cap Value Fund Qualified

			Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/25	4,527	$13.29	$60	0.95%	6.01%	7.32%	12/31/25	-	$-	$-	0.95%	-%	41.10%
12/31/24	4,528	$12.36	$56	0.95%	7.76%	6.59%	12/31/24	379	$52.90	$20	0.95%	1.11%	16.29%
12/31/23	4,529	$11.57	$52	0.95%	5.72%	10.57%	12/31/23	432	$44.88	$19	0.95%	1.54%	13.60%
12/31/22	4,530	$10.43	$47	0.95%	4.66%	-20.14%	12/31/22	504	$39.27	$20	0.95%	1.88%	-4.71%
12/31/21	27,192	$11.95	$325	0.95%	4.25%	3.81%	12/31/21	591	$40.88	$24	0.95%	1.33%	22.77%

Income Fund Non-Qualified

Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/25	1,795	$12.42	$22	0.95%	4.68%	6.28%
12/31/24	2,009	$11.66	$23	0.95%	4.75%	2.07%
12/31/23	2,244	$11.43	$26	0.95%	7.22%	3.70%
12/31/22	2,503	$11.01	$28	0.95%	6.77%	-15.63%
12/31/21	2,789	$12.77	$36	0.95%	3.48%	-5.04%

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2025
PUTNAM VARIABLE TRUST DIVISIONS

Putnam Variable Trust Money Market Fund Non-Qualified							Putnam Variable Trust Large Cap Value Fund Non-Qualified

			Net Assets							Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return		Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/25	114,543	$3.30	$378	0.95%	3.90%	2.95%	12/31/25	62,757	$27.54	$1,729	0.95%	1.62%	17.95%
12/31/24	186,779	$3.20	$598	0.95%	4.80%	3.85%	12/31/24	75,253	$23.04	$1,734	0.95%	2.02%	16.04%
12/31/23	218,996	$3.08	$675	0.95%	4.63%	3.68%	12/31/23	75,259	$19.47	$1,465	0.95%	2.60%	14.02%
12/31/22	219,796	$2.97	$653	0.95%	1.29%	0.34%	12/31/22	76,491	$16.96	$1,297	0.95%	2.14%	-3.34%
12/31/21	221,640	$2.96	$656	0.95%	0.01%	-0.94%	12/31/21	77,796	$17.62	$1,371	0.95%	1.79%	22.81%

Putnam Variable Trust Income Fund Non-Qualified

Net Assets
	Units	Unit Value	(000s)	Expense Ratio	Investment Income Ratio	Total Return
12/31/25	55,355	$8.31	$460	0.95%	4.96%	6.25%
12/31/24	55,488	$7.81	$433	0.95%	5.56%	1.58%
12/31/23	56,041	$7.69	$431	0.95%	5.96%	3.99%
12/31/22	56,234	$7.39	$416	0.95%	5.86%	-15.93%
12/31/21	56,470	$8.63	$487	0.95%	6.55%	-5.44%

Note 9. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is exchanged in an orderly transaction; it is not a forced liquidation or distressed sale. Fair value measurements are categorized into a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are described below:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. There were no transfers between hierarchy levels during the year ended December 31, 2025.
Shares of open-ended publicly-traded mutual funds are valued at their closing bid prices each business day. Shares of Putnam Variable Trust Divisions are not publicly-traded and are valued at their net asset value (“NAV”) each business day based upon the number of shares outstanding. The NAV represents the price at which Putnam Variable Trust Divisions shares are issued and redeemed by the Putnam Variable Trust Divisions. Management has reviewed the volume of transactions within the Putnam Variable Trust Divisions and has concluded that such volumes qualify as an active market. The Separate Account considers all investments in mutual funds and Putnam Variable Trust Divisions to be Level 1 investments.

Investors Life Insurance Company of North America
Separate Account II
(formerly INA/PUTNAM SEPARATE ACCOUNT)
Notes to Financial Statements

Year Ended December 31, 2025
Note 10. Subsequent Events

For purposes of preparing the accompanying financial statements and the related notes, there have been no events occurring subsequent to December 31, 2025, and through the date the financial statements were issued on February 16th, 2026, that would have a material effect on the financial condition of the Separate Account.